Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Cash and Cash Equivalents

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Cash on hand and petty cash	470	470
Checking accounts and demand deposits	915,134	2,609,421
Time deposits	3,788,480	1,503,760

	4,704,084	4,113,651

a)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

b)	No cash and cash equivalents of the Group were pledged to others.